MADISON FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele:  608.274.0300; Fax:  608.663.9010

February 1, 2013

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:           Madison Funds (f/k/a MEMBERS Mutual Funds) (“Trust”) Form N-14 Registration Statement (SEC File No. 333-185872)

Ladies and Gentlemen:

Filed herewith via EDGAR is Pre-Effective Amendment No. 1 to the Trust’s Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of each Madison Mosaic fund with and into a corresponding fund of the Trust.   The purpose of this filing is to respond to comments received from the staff on the initial filing of the Registration Statement.  What follows are the staff’s comments, followed by the Trust’s comments thereto.  Capitalized terms not otherwise defined shall have the meanings set forth in the Registration Statement.

In connection herewith, the Trust understands that:  (1) it is responsible for the adequacy and accuracy of the disclosure in its filings, (2) the staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission (the “SEC”) from taking any action with respect to the filings, and (3) it may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Accounting Comments

1.	Comment: As part of the Trust’s response letter (i.e., correspondence), provide accounting survivor analysis for the proposed Reorganizations.

Response:  Attached hereto as Appendix A is the accounting survivor analysis for the Reorganizations involving the Select Selling Funds and the corresponding Select Buying Funds.  Because all of the other Reorganizations involve the merger of an existing Selling Fund into a newly formed Buying Fund, as I discussed on the telephone with Christina DiAngelo, the accounting survivor analysis is straightforward in that the Selling Fund will be the accounting survivor in all of those instances.

2.
Comment:  On page 2 of the Q&A, regarding the question “Are there costs or tax consequences to the Reorganizations,” (i) disclose the total estimated costs to Madison of the Reorganizations; and (ii) if Madison intends to dispose of securities of any of the Select Selling Funds prior to or shortly after the effective time of the Reorganizations, disclose the percentage of the Select Selling Fund’s assets that will be sold, the amount of capital gains or losses that shareholders of the Selling Fund will incur as a result, and the brokerage costs associated with any such sales. With regard to (ii), if Madison is not aware of any material repositioning of the Select Selling Fund’s portfolio, state this fact (and the other items need not be disclosed).  For this purpose, “material” means 5% or less of the net assets of the Select Selling Fund.

Response:  The total estimated cost of the Reorganizations have been added.  Regarding (ii), Madison confirms that there will be no material repositioning of the Select Selling Funds as noted above.  Disclosure to this effect has been added.

3.
Comment:  On page 2 of the Q&A, regarding the question “Will there be any changes to my fees and expenses as a result of the Reorganizations,” disclose that with regard to the Madison Mosaic Government Money Market Trust/Madison Cash Reserve Fund reorganization, the total net operating expenses of the Buying Fund are higher than those of the Selling Fund as a result of waivers.

Response:  This disclosure has been added.

4.
Comment:  Beginning on page 2 of the proxy statement, under the heading “Summary—Fees and Expenses,” to the extent a Fund has a fee waiver in place, add a line item to the applicable fee table to show “total annual fund operating expenses” before showing the fee waiver and then rename the last line of the table “total net annual fund operating expenses.”

Response:  This disclosure has been added.

5.
Comment:  Please correct the following errors in the “Summary—Fees and Expenses” section of the proxy statement:  (i) the expense example for the Madison Core Bond Fund, Class R6 shares is correct as shown, but in the Rule 485(a) Form N-1A companion filing for the Trust, these numbers are incorrect (accordingly, correct the numbers in the Rule 485(a) filing via Rule 485(b) amendment); (ii) the portfolio turnover rate for the Madison Core Bond Fund should be changed to 6% (as of 10/31/12); (iii)  the portfolio turnover rate for the Madison Mid Cap Fund should be changed to 31% (as of 10/31/12); and (iv) the portfolio turnover rate for the Virginia Tax-Free Fund should be changed to 12% (as of 9/30/12).

Response:  Regarding items (ii)-(iv), these changes have been made.  Regarding (i), this change will be made when the Trust files the Rule 485(b) amendment to the Form N-1A to respond to other comments from the staff on the Rule 485(a) filing.

6.
Comment:  In the second paragraph on page 30 of the proxy statement, in the section titled “Additional Information about each Reorganization—Tax Status of the Reorganizations,” to the extent additional details are required in response to comment #2(ii) above, these additional details should be disclosed in this section.

Response:  See response to comment #2 above.

7.
Comment:  Please revise the capitalization table beginning on page 34 of the proxy statement as follows:  (i) all data presented must be based on the Buying Funds’ fiscal year end of 10/31/12; (ii) add a “Share Adjustments” column to the table; and (iii) show all Fund share classes (not just those share classes involved in the Reorganizations).

Response:  The requested changes have been made.

8.
Comment:  On page A-4 of Exhibit A to the proxy statement, add a signature line for the investment adviser to be a party to the agreement (since the investment adviser has agreed to pay for the Reorganization expenses, per Section 3 of the agreement).

Response:  The requested change has been made.

9.	Comment: Beginning on page E-1 of Exhibit E, alongside the Select Buying Fund performance data, include the corresponding Select Selling Fund performance data.

Response:  The requested disclosure has been added.

10.
Comment:  Beginning on page 2 of the SAI, in the “Pro Forma Financial Information” section, (i) add a statement addressing why pro forma data is not required for the Core Bond Fund reorganization; (ii) the financial data should be amended to follow the Buying Funds’ fiscal year end of 10/31/12; (iii) amend Note 3 to disclose the basis point effect of the increase (decrease) in expenses (in addition to what is already shown); (iv) amend Note 4 to include disclosure of the total estimated cost of the Reorganizations; and (v) add a Note to disclose any material portfolio repositioning that is required as a result of the Reorganizations (using the definition of “material” contained in comment #2 above).

Response:  The requested changes have been made.  As noted in response to comment #2 above, no material portfolio repositioning will occur as a result of the Reorganizations; accordingly, no new Note has been added.

Legal Comments

1.   Comment:  On page 1 of the Q&A, in the first question, state that the proposed Reorganizations involve the reorganization of multiple trusts into a single trust.  Also disclose whether there are any anticipated significant changes as a result of this organizational change.

Response:  The requested disclosure has been added.

2.
Comment:  On page (i) of the proxy statement, in the first paragraph of the Introduction, add a sentence that indicates that the proxy statement sets forth concisely the information about the Buying Funds that an investor should know before investing.

Response: The requested disclosure has been added.

3. Comment: On page (ii) of the proxy statement, after the list of documents incorporated by reference, explain how shareholders may obtain a copy of these documents by written request.

Response:  The requested disclosure has been added.

4. Comment: Regarding the Exhibits to the proxy statement, move the data contained in Exhibits B, C and E into the body of the proxy statement. Exhibits A and D can remain where they are.

Response:  This change has been made.

5.   Comment:  Beginning on page 2 of the proxy statement, under the heading “Summary—Fees and Expenses,” to the extent a fee table includes a footnote explaining that fees listed for a Buying Fund are “expected fees”, change the terminology to “estimated fees.”  Also, if a footnote discloses estimated fees as well as a fee waiver, break the footnote into two footnotes instead of one, and revise the fee table accordingly.

Response:  These changes have been made.

6.   Comment:  Beginning on page 10 of the proxy statement, make the following changes:  (i) in the second and third paragraphs under the heading “Comparison of each Selling Fund and the corresponding Buying Fund,” disclose any significant differences described in Exhibits B and C here; and (ii) in the tables which compare investment objectives and principal investment strategies of the Funds, the summary paragraph that is contained in the Buying Fund column for each comparison should be moved into a third column (to set if off better), or it should be moved to come below the comparison to which it relates (so that the text appears across the entire page).

Response:  The requested changes have been made.

7.   Comment:  On page 10 of the proxy statement, under the heading “Comparison of each Selling Fund and the corresponding Buying Fund,” with regard to the Core Bond Fund/Madison Core Bond Fund, explain what is meant by the phrase that the Buying Fund’s objective is more explicit than the Selling Fund’s.

Response: Disclosure has been added to explain this better.

8.   Comment:  On page C-1 of the proxy statement, in the paragraph regarding the basis for Board approval of the investment advisory agreement, disclose the period(s) covered by the annual reports mentioned in that paragraph.

Response:  The requested disclosure has been added.

*  *  *  *

If you have any questions or comments regarding this filing, please call the undersigned at the telephone number listed above.

Respectfully submitted,

/s/ Pamela M. Krill

Pamela M. Krill
General Counsel and Chief Legal Officer

Cc:           Christina DiAngelo (SEC)
Kieran Brown (SEC)
W. Richard Mason (Madison)

Appendix A

Accounting Survivor

Factors.  As a general rule of thumb, the accounting survivor of a Reorganization (the “Survivor”), and the Fund whose performance history will survive, is the Fund that the surviving Fund looks most like.  When making this determination, the following factors are typically weighed:

1.	Portfolio Management. Who will manage the Survivor: the Selling Fund adviser/portfolio manager or the Buying Fund adviser/portfolio manager?

2.	Portfolio Composition. What will the portfolio composition of the Survivor look like: will it be comparable to the Selling Fund or the Buying Fund?

3.	Investment Objectives, Strategies, Restrictions. What will the Survivor’s investment objective, strategies and restrictions be: will these most resemble the Selling Fund or the Buying Fund?

4.	Expense Structures and Expense Ratios. What will the expense structure of the Survivor look like: will it be comparable to the Selling Fund or the Buying Fund?

5.	Asset Size. Which of the Selling Fund and the Buying Fund has the larger AUM?

6.	Age of Fund. Which of the Selling Fund and the Buying Fund began operations first?

7.
Fund Governance.  What will the governance structure of the Survivor look like:  will the Selling Fund’s board of trustees and corporate charter govern the Survivor, or will the Buying Fund’s board/corporate charter govern?

Analysis.  Below is an analysis of the foregoing factors as they relate to the three proposed Reorganizations involving the acquisition of a Select Selling Fund by a Select Buying Fund.

A.	Madison Mosaic Core Bond Fund à Madison Core Bond Fund

1.
Portfolio Management: The investment adviser will change from Madison Investment Advisors, LLC (“MIA”) to Madison Asset Management, LLC (“MAM”), but since they are affiliated, this factor is neutral.  The portfolio managers for the Selling Fund are Lefurgey and Nisbet; for the Buying Fund, the portfolio managers are Call and Lefurgey.  The surviving fund will be managed by Call and Lefurgey, which weighs in favor of the Buying Fund as the Survivor.

2.
Portfolio Composition:  Since the two funds are managed in a similar fashion, the portfolio composition of the surviving fund will resemble both the Selling Fund and the Buying Fund equally.  Therefore, this factor is neutral.

3.
Investment Objective, Etc.:  The surviving fund will have the same investment objective, fundamental and non-fundamental investment policies, and investment strategies as the Buying Fund (with a few minor exceptions), which weighs in favor of that fund as the Survivor.

4.	Expense Structure: The expense structure of the Selling Fund and the Buying Fund is the same, and the surviving fund will continue with this same expense structure. Therefore, this factor is neutral.
5.	Asset Size: At 8-31-12, the Selling Fund had $9.0 million in assets, while the Buying Fund had assets of $134 million. Therefore, this factor weighs in favor of the Buying Fund as the Survivor.
6.	Age of Fund: The Selling Fund incepted on 7-83, while the Buying Fund incepted on 6-06. Therefore, this factor weighs in favor of the Selling Fund as the Survivor.
7.
Fund Governance:  The Buying Fund’s board of trustees will serve as the board for the surviving fund and the Buying Fund’s charter will be the charter of the surviving fund, which weighs in favor of the Buying Fund as the Survivor.

Conclusion:  The Survivor will be the Buying Fund.

B.	Madison Mosaic Mid-Cap Fund à Madison Mid Cap Fund

1.
Portfolio Management:  The investment adviser will change from MIA to MAM, but since they are affiliated, this factor is neutral.  The portfolio managers for these two funds are the same:  Eisinger and Hayner.  They will both manage the surviving fund, so this factor is neutral.  However, because Eisinger has managed the Selling Fund since its inception as a mid-cap fund (in 1997) and will continue as a portfolio manager for the surviving fund, this is an important factor in favor of the Selling Fund as the Survivor.

2.
Portfolio Composition:  The Selling Fund and the Buying Fund are managed in the same fashion, with similar portfolio composition, and the surviving fund’s portfolio composition will be the same.  Accordingly, this factor is neutral.

3.
Investment Objective, Etc.:  The surviving fund will have the same investment objective, fundamental and non-fundamental investment policies, and investment strategies as the Buying Fund, which weighs in favor of that fund as the Survivor.  Note, however, that the investment objective of the Selling Fund and the Buying Fund are very similar.

4.	Expense Structure: The expense structure of the Selling Fund and the Buying Fund is the same, and the surviving fund will continue with this same expense structure. Therefore, this factor is neutral.
5.	Asset Size: At 8-31-12, the Selling Fund had $175.1 million in assets, while the Buying Fund had assets of $130.4 million. Therefore, this factor weighs in favor of the Selling Fund as the Survivor.
6.	Age of Fund: The Selling Fund incepted on 7-83, while the Buying Fund incepted on 6-06. Therefore, this factor weighs in favor of the Selling Fund as the Survivor.
7.
Fund Governance:  The Buying Fund’s board of trustees will serve as the board for the surviving fund and the Buying Fund’s charter will be the charter of the surviving fund, which weighs in favor of the Buying Fund as the Survivor.

Conclusion:  The Survivor will be the Selling Fund.

C.	Madison Mosaic Gov’t Money Market Trust à Madison Cash Reserves Fund

1.
Portfolio Management:  The investment adviser will change from MIA to MAM, but since they are affiliated, this factor is neutral.  The portfolio managers for these two funds are the same: Nisbet.  And, Nisbet will continue to manage the surviving fund, so this factor is neutral.  However, because Nisbet has managed the Selling Fund longer than he has managed the Buying Fund, this factor weighs in favor of the Selling Fund as the Survivor.

2.	Portfolio Composition: The portfolio composition of the surviving fund will most resemble the Buying Fund, which weighs in favor of that fund as the Survivor.
3.
Investment Objective, Etc.:  The surviving fund will have the same investment objective, fundamental and non-fundamental investment policies, and investment strategies as the Buying Fund, which weighs in favor of that fund as the Survivor.

4.	Expense Structure: The surviving fund will have the same expense structure as the Buying Fund, which weighs in favor of that fund as the Survivor.
5.	Asset Size: At 8-31-12, the Selling Fund had $17.4 million in assets, while the Buying Fund had assets of $12.6 million. Therefore, this factor weighs in favor of the Selling Fund as the Survivor.
6.	Age of Fund: The Selling Fund incepted on 6-79, while the Buying Fund incepted on 12-97. Therefore, this factor weighs in favor of the Selling Fund as the Survivor.
7.
Fund Governance:  The Buying Fund’s board of trustees will serve as the board for the surviving fund and the Buying Fund’s charter will be the charter of the surviving fund, which weighs in favor of the Buying Fund as the Survivor.

Conclusion:  The Survivor will be the Buying Fund.